Determination of fair value (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of financial assets [line items]
Securities	R$ 49,590,013	R$ 22,443,392
Derivative financial instruments	7,559,433	4,085,004
Securities	19,039,044	2,616,118
Securities	1,828,704	2,266,971
Securities purchased under agreements to resell	6,627,409	9,490,090
Securities trading and intermediation	1,051,566	504,983
Accounts receivable	506,359	462,029
Loan operations	3,918,328	386
Other financial assets	69,971	19,805
Securities loaned	2,237,442	2,021,707
Derivative financial instruments	7,819,364	3,229,236
Securities sold under repurchase agreements	31,839,344	15,638,407
Securities trading and intermediation	20,303,121	9,114,546
Deposits	3,021,750	70,195
Structured operations certificates	2,178,459	19,474
Borrowings and lease liabilities	492,535	637,484
Debentures	335,250	835,230
Accounts payables	859,550	266,813
Other financial liabilities	1,514,174	8,962
Increase (decrease) in fair value due to change in discount rate by 100 bps	R$ 14,713
Discount rate
Disclosure of financial assets [line items]
Weighted average discount rate	0.0533
Fair value
Disclosure of financial assets [line items]
Securities	R$ 49,590,013	22,443,392
Derivative financial instruments	7,559,433	4,085,004
Securities	19,039,044	2,616,118
Securities	1,830,031	3,914,923
Securities purchased under agreements to resell	6,627,044	9,490,090
Securities trading and intermediation	1,051,566	504,983
Accounts receivable	506,359	462,029
Loan operations	4,037,954	386
Other financial assets	69,971	19,805
Securities loaned	2,237,442	2,021,707
Derivative financial instruments	7,819,364	3,229,236
Securities sold under repurchase agreements	31,810,893	15,638,407
Securities trading and intermediation	20,303,121	9,114,546
Deposits	2,636,085	70,165
Structured operations certificates	2,178,459	19,474
Borrowings and lease liabilities	492,441	633,781
Debentures	331,520	836,001
Accounts payables	859,550	266,813
Other financial liabilities	1,514,174	8,962
Level 1 | Fair value
Disclosure of financial assets [line items]
Securities	35,549,047	20,277,031
Derivative financial instruments	26,535	21,809
Securities	19,039,044
Securities	1,830,031	0
Securities purchased under agreements to resell	0	0
Securities trading and intermediation	0	0
Accounts receivable	0	0
Loan operations	0	0
Other financial assets	0	0
Securities loaned	2,237,442
Derivative financial instruments	13,221	0
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Deposits	0	0
Structured operations certificates	0	0
Borrowings and lease liabilities	0	0
Debentures	0	0
Accounts payables	0	0
Other financial liabilities	0	0
Level 2 | Fair value
Disclosure of financial assets [line items]
Securities	14,040,966	2,166,361
Derivative financial instruments	7,532,898	4,063,195
Securities	0	0
Securities	0	3,914,923
Securities purchased under agreements to resell	6,627,044
Securities trading and intermediation	1,051,566
Accounts receivable	506,359
Loan operations	4,037,954
Other financial assets	69,971	19,805
Securities loaned	0	0
Derivative financial instruments	7,806,143
Securities sold under repurchase agreements	31,810,893
Securities trading and intermediation	20,303,121
Deposits	2,636,085
Structured operations certificates	2,178,459
Borrowings and lease liabilities	492,441	633,781
Debentures	331,520	836,001
Accounts payables	859,550
Other financial liabilities	1,052,174	R$ 8,962
Level 3 | Fair value
Disclosure of financial assets [line items]
Securities	0
Derivative financial instruments	0
Securities	0
Securities	0
Securities purchased under agreements to resell	0
Securities trading and intermediation	0
Accounts receivable	0
Loan operations	0
Other financial assets	0
Securities loaned	0
Derivative financial instruments	0
Securities sold under repurchase agreements	0
Securities trading and intermediation	0
Deposits	0
Structured operations certificates	0
Borrowings and lease liabilities	0
Debentures	0
Accounts payables	0
Other financial liabilities	R$ 462,000